Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets
24	Intangible assets

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018
Cost	1,389,576	540,015	13,645	1,943,236
Accumulated amortization	(4,238)	(280,529)	—	(284,767)

Net book amount	1,385,338	259,486	13,645	1,658,469

Year ended December 31, 2018
Opening net book amount	1,385,338	259,486	13,645	1,658,469
Acquisition of subsidiaries	426,000	3	—	426,003
Additions	—	5,515	55,296	60,811
Transfer	—	14,523	(14,523)	—
Amortization charge	—	(171,915)	—	(171,915)

Closing net book amount	1,811,338	107,612	54,418	1,973,368

As of December 31, 2018
Cost	1,815,576	560,056	54,418	2,430,050
Accumulated amortization	(4,238)	(452,444)	—	(456,682)

Net book amount	1,811,338	107,612	54,418	1,973,368

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019
Cost	1,815,576	560,056	54,418	2,430,050
Accumulated amortization	(4,238)	(452,444)	—	(456,682)

Net book amount	1,811,338	107,612	54,418	1,973,368

Year ended December 31, 2019
Opening net book amount	1,811,338	107,612	54,418	1,973,368
Additions	—	19,383	—	19,383
Transfer	—	54,418	(54,418)	—
Impairment	—	(64,209)	—	(64,209)
Amortization charge	(762)	(31,205)	—	(31,967)

Closing net book amount	1,810,576	85,999	—	1,896,575

As of December 31, 2019
Cost	1,815,576	633,857	—	2,449,433
Accumulated amortization	(5,000)	(483,649)	—	(488,649)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	85,999	—	1,896,575

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	1,815,576	633,857	—	2,449,433
Accumulated amortization	(5,000)	(483,649)	—	(488,649)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	85,999	—	1,896,575

Year ended December 31, 2020
Opening net book amount	1,810,576	85,999	—	1,896,575
Additions	—	17,718	—	17,718
Amortization charge	—	(31,831)	—	(31,831)

Closing net book amount	1,810,576	71,886	—	1,882,462

As of December 31, 2020
Cost	1,815,576	255,063	—	2,070,639
Accumulated amortization	(5,000)	(118,968)	—	(123,968)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	71,886	—	1,882,462

The trademarks and licenses were intangible assets acquired in business combinations as part of the reorganization of the Group. Most of the trademarks and licenses acquired were determined to be indefinite useful life as there is no foreseeable limit to the period over which these assets are expected to generate net cash inflows for the Group.
Impairment review on the trademarks and licenses with indefinite useful life were conducted by the Group as of December 31, 2019 and 2020 according to IAS 36 “Impairment of assets”. For the purposes of impairment assessment, the recoverable amount of the trademarks and licenses with indefinite life were determined based on the higher amount of the fair value less cost of disposal (“FVLCD”) and value-in-use
calculations. Given there is no active market for the Group’s trademarks and licenses with indefinite life, the recoverable amounts of these trademarks and licenses were determined based on the value-in-use
calculations. The
value-in-use
calculations use cash flow projections based on business plan for a three to seven years’ period considering past performance and expectation of future market developments. The discount rate used reflects market assessments of the time value and the specific risks relating to intangible assets.